Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Personnel expenses	$ 1,455	$ 1,013	$ 1,006
Audit fees	215	143	98
Consulting fees	329	243	191
Communication	16	12	7
Stationery	6	3	2
Greek tax authorities (note 19)	185	130	116
Other	404	347	163
Total	$ 2,610	$ 1,891	$ 1,583